     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 25, 2002.


                                        REGISTRATION NOS. 333-90243 AND 811-6459
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5                      [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 34                             [X]
                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 627-3700
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  SUTHERLAND ASBILL & BRENNAN LLP
MERRILL LYNCH LIFE INSURANCE COMPANY       1275 PENNSYLVANIA AVENUE, N.W.
7 ROSZEL ROAD                              WASHINGTON, D.C. 20004-2415
PRINCETON, NEW JERSEY 08540

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on June 28, 2002 pursuant to paragraph (b) of Rule 485
        (date)


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on  __________ pursuant to paragraph (a)(1) of Rule 485
        (date)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-12
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Prospectus and Statement of Additional Information are hereby incorporated by reference from Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 333-90243 filed April 26, 2002.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                            (THE "SEPARATE ACCOUNT")

                         SUPPLEMENT DATED JULY 1, 2002
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2002
                                      FOR
                         MERRILL LYNCH RETIREMENT POWER

     This supplement describes certain changes to the subaccounts available under the Retirement Power variable annuity contracts (collectively, the "Contracts") issued by Merrill Lynch Life Insurance Company. If you have any questions about these changes, please contact your Financial Advisor, or call or write the Service Center at (800) 535-5549, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.

     The changes include the following:

     - As of July 1, 2002, the following seven new subaccounts are available for the allocation of premiums and contract value. The following underlying portfolios and funds correspond to these new subaccounts:

          - The Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Roszel/PIMCO Small Cap Value Portfolio, Roszel/JP Morgan Small Cap Growth Portfolio, and Roszel/Lord Abbett Bond Debenture Portfolio of the MLIG Variable Insurance Trust (the "MLIG Trust"); and

          - The ML Core Bond V.I. Fund and the ML Small Cap Value V.I. Fund of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").

     - You may now allocate premiums and contract value among up to 18 of the 24 available subaccounts. Previously, you were limited to 10 subaccounts.

     The following sections set forth the investment objectives and strategies for each of these portfolios ("Funds") and current fees and expenses, as well as more information regarding these changes.

                        ADVISORY FEES AND FUND EXPENSES

     The Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 2001, as a percentage of each Fund's average net assets. (Expenses for the MLIG Trust are estimated for the current fiscal year.)

                                         MERRILL LYNCH
                                     VARIABLE SERIES FUNDS,
                                              INC.
                                        (CLASS A SHARES)                   MLIG VARIABLE INSURANCE TRUST(a)(b)
                                     ----------------------   --------------------------------------------------------------
                                                   SMALL      LORD ABBETT    SELIGMAN      PIMCO     JP MORGAN   LORD ABBETT
                                       CORE         CAP         MID CAP      MID CAP     SMALL CAP   SMALL CAP      BOND
ANNUAL EXPENSES                      BOND V.I.   VALUE V.I.      VALUE        GROWTH       VALUE      GROWTH      DEBENTURE
---------------                      ---------   ----------   -----------   ----------   ---------   ---------   -----------
Investment Advisory Fees...........    .43%         .75%          .85%         .85%         .85%        .95%         .80%
Other Expenses.....................    .08%         .08%          .97%         .97%         .97%        .97%         .97%
                                       ----         ----         -----        -----        -----       -----        -----
Total Annual Operating Expenses....    .51%         .83%         1.82%        1.82%        1.82%       1.92%        1.77%
Expense Reimbursements.............      0%           0%          .67%         .67%         .67%        .67%         .67%
                                       ----         ----         -----        -----        -----       -----        -----
Net Expenses.......................    .51%         .83%         1.15%        1.15%        1.15%       1.25%        1.10%

EXAMPLES OF CHARGES

     If you surrender or annuitize your Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets and election of the Estate Enhancer benefit:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
SUBACCOUNT INVESTING IN:
ML Core Bond V.I. Fund......................................   $24       $75      $128       $274
ML Small Cap Value V.I. Fund................................   $28       $85      $144       $306
Roszel/Lord Abbett Mid Cap Value Portfolio..................   $31       $94      $161       $337
Roszel/Seligman Mid Cap Growth Portfolio....................   $31       $94      $161       $337
Roszel/PIMCO Small Cap Value Portfolio......................   $31       $94      $161       $337
Roszel/JP Morgan Small Cap Growth Portfolio.................   $32       $97      $165       $346
Roszel/Lord Abbett Bond Debenture Portfolio.................   $30       $93      $158       $332

     Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.

     The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Separate Account as well as the Funds. The Examples assume that current waivers and reimbursements of Fund expenses will remain in effect for the periods shown. These waivers and reimbursements, however, may be terminated at any time, unless otherwise stated. The Examples do not reflect the $40 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. The examples assume that the Estate Enhancer benefit is elected and reflect the annual charge of 0.25% of the average contract value as of the end of the four prior contract quarters. Premium taxes may also be applicable, but are not reflected in the Examples.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

NOTES TO FEE TABLE

     (a) Expenses for these Funds are estimated.

     (b) Roszel Advisors, LLC and MLIG Variable Insurance Trust have entered into an expense limitation agreement whereby Roszel Advisors has agreed to reimburse each Fund to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business) exceed the following limits:
         1.15% for Roszel/Lord Abbett Mid Cap Value Portfolio; 1.15% for Roszel/Seligman Mid Cap Growth Portfolio; 1.15% for Roszel/PIMCO Small Cap Value Portfolio; 1.25% for Roszel/JP Morgan Small Cap Growth Portfolio; and 1.10% for Roszel/Lord Abbett Bond Debenture Portfolio. Any such reimbursement is subject to potential recoupment by Roszel Advisors within three years.

                      INVESTMENT OBJECTIVES AND STRATEGIES

     Below we list the investment objectives and strategies for the new Funds. There is no guarantee that any Fund will be able to meet its investment objective.

THE VARIABLE SERIES FUNDS

     The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company. Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Variable Series Funds. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets.

     Before July 1, 2002, Class A shares of five portfolios of the Variable Series Funds were available through the Separate Account. As of July 1, 2002, Class A shares of two additional portfolios of the Variable Series Funds are available through the Separate Account. The investment objectives and certain investment policies of these additional Funds are described below.

     ML Core Bond V.I. Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in fixed income securities of any kind rated investment grade, or, if unrated, of comparable quality.

     ML Small Cap Value V.I. Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.

MLIG TRUST

     The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. Roszel Advisors, LLC ("Roszel Advisors") is the investment manager of MLIG Trust and each of its portfolios. As investment manager, Roszel Advisors is responsible for overall management of the MLIG Trust and for retaining subadvisers to manage the assets of each portfolio according to its investment objective and strategies. The subadviser for each portfolio is listed below.

     Roszel Advisors and each subadviser is registered as an investment adviser under the Investment Advisers Act of 1940. Roszel Advisors is an indirect subsidiary of Merrill Lynch & Co., Inc. Roszel Advisors' principal business address is 7 Roszel Road, Princeton, New Jersey 08540. As the investment manager, it is paid fees by the Funds for its services. Roszel Advisors pays all subadvisory fees, not the Fund.

     As of July 1, 2002, shares of five of the portfolios of the MLIG Trust are available through the Separate Account. The investment objectives and certain investment policies of these Funds are described below.

     Roszel/Lord Abbett Mid Cap Value Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities (generally, those with capitalizations between $500 million and $10 billion) that the adviser believes are undervalued by the market. The adviser emphasizes qualitative analysis of companies and seeks to identify those whose securities have the potential for significant market appreciation due to growing recognition or anticipation of improvement in their financial results. The subadviser for the Fund is Lord, Abbett & Co.

     Roszel/Seligman Mid Cap Growth Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The adviser's approach is to screen companies using both quantitative and qualitative analysis. The adviser first screens companies for past growth in sales and earnings, as well as a strong balance sheet. The Fund may, from time to time, invest in a variety of income-bearing securities. The subadviser for the Fund is J. &
W. Seligman & Co. Incorporated.

     Roszel/PIMCO Small Cap Value Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes are undervalued by the market. The adviser screens small capitalization stocks to identify around 500 that it believes are undervalued. The screening is done using traditional quantitative factors evaluated both on a relative basis (compared to securities of issuers in the same industry) and on an "absolute" basis (compared to the overall market). The adviser then narrows its field using further quantitative analysis of factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices) and earnings momentum (i.e., changes in analyst's earnings-per-share estimates) relative to dividend yields and liquidity and selects from among them, those that pay dividends. The adviser generally tries to maintain about 100 stocks in equal amounts in the Fund without having more than 10% of total assets in securities of issuers in a single industry. The subadvisers for the Fund are PIMCO Advisory Services Holdings LLC and NFJ Investment Group L.P.

     Roszel/JP Morgan Small Cap Growth Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes have a potential for high earnings growth rates. The Fund generally holds securities with market capitalizations within the capitalization range of its performance benchmark, the S&P 600 Barra Growth Index. The adviser focuses on small capitalization securities of issuers with strong earnings prospects that are increasing their market share. The adviser emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics. Qualitative factors that the adviser looks for include dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage. The Fund is more broadly diversified than many of its peers and maintains investments in all sectors of its performance benchmark. The subadviser for the Fund is J.P. Morgan Fleming Asset Management (USA) Inc.

     Roszel/Lord Abbett Bond Debenture Portfolio seeks a high total return through both income and capital appreciation. The Fund invests primarily in a wide variety of income-bearing securities including convertible bonds and debt securities with equity warrants. At least 20% of the Fund's total assets are invested in a combination of investment grade securities, Government securities and money market instruments. As to the remainder of the Fund, there are no credit quality limitations and up to 80% of the Fund's total assets may be invested in lower-rated debt securities. The adviser focuses on high yield debt securities, from which it attempts to obtain both high income and reasonable capital appreciation. Nonetheless, at various times the adviser may shift substantial portions of the Fund's assets into other types of income-bearing securities so as to change the character of the Fund. For example, it could invest substantial amounts in convertible bonds or other income-bearing securities having equity characteristics. The subadviser for the Fund is Lord, Abbett & Co.

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
      (1)      Financial Statements of Merrill Lynch Life Variable Annuity
                Separate Account A as of December 31, 2001 and for the two years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional Information.
      (2) Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional
                Information.
(b)  Exhibits
      (1)      Resolution of the Board of Directors of Merrill Lynch Life
                Insurance Company establishing the Merrill Lynch Life
                Variable Annuity Separate Account A. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                1996.)
      (2)      Not Applicable.
      (3)      Underwriting Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch, Pierce, Fenner & Smith
                Incorporated. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
      (4) (a)  Form of Contract for the Flexible Premium Individual
                Deferred Variable Annuity. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
          (b)  Individual Retirement Annuity Endorsement. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 filed November 3, 1999.)
          (c)  Tax-Sheltered Annuity Endorsement. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 Filed November 3, 1999.)
      (5)      Form of Application for the Flexible Premium Individual
                Deferred Variable Annuity. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
      (6) (a) Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 10 to Form N-4,
                Registration No. 33-43773 Filed December 10, 1996.)
          (b)  Amended and Restated By-Laws of Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
      (7)      Not Applicable.
      (8) (a) Amended General Agency Agreement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                Registration No. 33-43773 Filed April 28, 1994.)
          (b)  Indemnity Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No.
                10 to Form N-4, Registration No. 33-43773 Filed December
                10, 1996.)

          (c)  Management Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch Asset Management, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43773
                Filed December 10, 1996.)
          (d)  Agreement Between Merrill Lynch Life Insurance Company and
                Merrill Lynch Variable Series Funds, Inc. Relating to
                Maintaining Constant Net Asset Value for the Domestic Money
                Market Fund. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
          (e)  Agreement Between Merrill Lynch Life Insurance Company and
                Merrill Lynch Variable Series Funds, Inc. Relating to
                Valuation and Purchase Procedures. (Incorporated by
                Reference to Registrant's Post Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                1996.)
          (f)  Amended Service Agreement Between Merrill Lynch Life
                Insurance Company and Merrill Lynch Insurance Group, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 5 to Form N-4, Registration No. 33-43773
                Filed April 28, 1994.)
          (g)  Reimbursement Agreement Between Merrill Lynch Asset
                Management, L.P. and Merrill Lynch Life Agency, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43773
                Filed December 10, 1996.)
          (h)  Amendment to the Reimbursement Agreement Between Merrill
                Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                Inc. (Incorporated by Reference to Registrant's
                Registration Statement on Form N-4, Registration No.
                333-90243 Filed November 3, 1999.)
          (i)  Form of Participation Agreement Between Merrill Lynch
                Variable Series Funds, Inc. and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 10 to Form N-4,
                Registration No. 33-43773 Filed December 10, 1996.)
          (j)  Amendment to the Participation Agreement Between Merrill
                Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
          (k)  Participation Agreement By And Among AIM Variable Insurance
                Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 11 to Form N-4,
                Registration No. 33-43773 Filed April 23, 1997.)
          (l)  Amendment to the Participation Agreement By And Among AIM
                Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                Merrill Lynch Life Insurance Company. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (m)  Form of Participation Agreement Among Merrill Lynch Life
                Insurance Company, Alliance Capital Management L.P., and
                Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                N-4, Registration No. 33-43773 Filed December 10, 1996.)
          (n)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)
          (o)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)
          (p)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)

                      (q)        Form of Participation Agreement Among MFS(R) Variable Insurance Trust(SM) Merrill Lynch Life
                                  Insurance Company, and Massachusetts Financial Services Company. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No 10 to Form N-4, Registration No. 33-43773 Filed December
                                  10, 1996.)
                      (r)        Amendment to the Participation Agreement Among MFS(R) Variable Insurance Trust(SM), Merrill Lynch
                                  Life Insurance Company, and Massachusetts Financial Services Company dated May 1, 1997.
                                  (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No.
                                  333-90243 Filed November 3, 1999.)
                      (s)        Form of Participation Agreement Among Merrill Lynch Life Insurance Company and Hotchkis and Wiley
                                  Variable Trust. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 12 to
                                  Form N-4, Registration No. 33-43773 Filed May 1, 1998.)
                      (t)        Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company and Hotchkis
                                  and Wiley Variable Trust. (Incorporated by Reference to Registrant's Registration Statement on
                                  Form N-4, Registration No. 333-90243 Filed November 3, 1999.)
                      (u)        Form of Participation Agreement Between Davis Variable Account Fund, Inc. and Merrill Lynch Life
                                  Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 2 to
                                  Form N-4, Registration No. 333-90243 Filed March 31, 2000.)
                      (v)        Form of Participation Agreement Between Delaware Group Premium Fund, Inc. and Merrill Lynch Life
                                  Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 2 to
                                  Form N-4, Registration No. 333-90243 Filed March 31, 2000.)
                      (w)        Form of Participation Agreement Between PIMCO Variable Insurance Trust and Merrill Lynch Life
                                  Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 2 to
                                  Form N-4, Registration No. 333-90243 Filed March 31, 2000.)
                      (x)        Form of Participation Agreement Between Seligman Portfolios, Inc. and Merrill Lynch Life Insurance
                                  Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4,
                                  Registration No. 333-90243 Filed March 31, 2000.)
                      (y)        Form of Participation Agreement Between Van Kampen Life Investment Trust and Merrill Lynch Life
                                  Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 2 to
                                  Form N-4, Registration No. 333-90243 Filed March 31, 2000.)
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to the
                                  Registration Statement on Form N-4, Registration No. 333-90243 Filed March 16, 2000.)
                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP.
                      (b)        Written Consent of Deloitte & Touche LLP, independent auditors.
                      (c)        Written Consent of Barry G. Skolnick, Esq.
                (11)             Not Applicable.
                (12)             Not Applicable.
                (13)             Schedule of Performance Computations. (Incorporated by Reference to Registrant's Pre-Effective
                                  Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-90243 Filed March
                                  16, 2000.)

                (14)  (a)        Power of Attorney from Barry G. Skolnick. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994.)
                      (b)        Power of Attorney from Matthew J. Rider. (Incorporated by Reference to Merrill Lynch Variable Life
                                  Separate Account's Form S-6, Registration No. 333-47844 Filed October 12, 2000.)
                      (c)        Power of Attorney from Michael P. Cogswell. (Incorporated by Reference to Registrant's
                                  Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-63904 Filed September 10, 2001.)
                      (d)        Power of Attorney from H. McIntyre Gardner. (Incorporated by Reference to Registrant's
                                  Registration Statement on Form N-4, Registration No. 333-63904 Filed June 26, 2001.)
                      (e)        Power of Attorney from Nikos K. Kardassis. (Incorporated by Reference to Registrant's
                                  Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-63904 Filed September 10, 2001.)
                      (f)        Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Registrant's
                                  Registration Statement on Form N-4, Registration No. 333-63904 Filed June 26, 2001.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


             NAME                PRINCIPAL BUSINESS ADDRESS          POSITION WITH DEPOSITOR
             ----                --------------------------  ---------------------------------------
Michael P. Cogswell              7 Roszel Road               Director and Senior Vice President.
                                 Princeton, NJ 08540
H. McIntyre Gardner              4 World Financial Center    Director and Chairman of the Board.
                                 New York, NY 10080
Christopher J. Grady             7 Roszel Road               Director and Senior Vice President.
                                 Princeton, NJ 08540
Nikos K. Kardassis               7 Roszel Road               Director, President, and Chief
                                 Princeton, NJ 08540           Executive Officer.
Matthew J. Rider                 7 Roszel Road               Director, Senior Vice President, Chief
                                 Princeton, NJ 08540           Financial Officer, and Treasurer.
Barry G. Skolnick                7 Roszel Road               Director, Senior Vice President, and
                                 Princeton, NJ 08540           General Counsel.
Amy L. Ferrero                   4804 Deer Lake Drive East   Senior Vice President, Administration.
                                 Jacksonville, FL 32246
Concetta Rugierro                7 Roszel Road               Senior Vice President.
                                 Princeton, NJ 08540
Deborah J. Adler                 7 Roszel Road               Vice President and Chief Actuary.
                                 Princeton, NJ 08540
Tracy A. Bartoy                  4804 Deer Lake Drive East   Vice President and Assistant Secretary.
                                 Jacksonville, FL 32246
Edward W. Diffin, Jr.            7 Roszel Road               Vice President and Senior Counsel.
                                 Princeton, NJ 08540
Toni DeChiara                    7 Roszel Road               Vice President.
                                 Princeton, NJ 08540
Scott Edblom                     7 Roszel Road               Vice President.
                                 Princeton, NJ 08540
Wilford H. Fuller                First Union Tower           Vice President.
                                 300 North Greene Street
                                 Greensboro, NC 27401
Frances C. Grabish               7 Roszel Road               Vice President and Senior Counsel.
                                 Princeton, NJ 08540

             NAME                PRINCIPAL BUSINESS ADDRESS          POSITION WITH DEPOSITOR
             ----                --------------------------  ---------------------------------------
Roger Helms                      7 Roszel Road               Vice President.
                                 Princeton, NJ 08540
Joseph E. Justice                7 Roszel Road               Vice President and Controller.
                                 Princeton, NJ 08540
Patrick Lusk                     7 Roszel Road               Vice President.
                                 Princeton, NJ 08540
Robin A. Maston                  7 Roszel Road               Vice President and Senior Compliance
                                 Princeton, NJ 08540           Officer.
Jane R. Michael                  4804 Deer Lake Drive East   Vice President.
                                 Jacksonville, FL 32246
Terry L. Rapp                    7 Roszel Road               Vice President and Senior Compliance
                                 Princeton, NJ 08540           Officer.
Lori M. Salvo                    7 Roszel Road               Vice President, Senior Counsel, and
                                 Princeton, NJ 08540           Secretary.
Greta Rein Ulmer                 7 Roszel Road               Vice President, Compliance Services
                                 Princeton, NJ 08540           Manager.
Amy Winston                      7 Roszel Road               Vice President and Director of
                                 Princeton, NJ 08540           Compliance.
Kelley Woods                     4804 Deer Lake Drive East   Vice President.
                                 Jacksonville, FL 32246


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 26, 2002 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.

                                                                          STATE OF
NAME                                                              JURISDICTION AND ENTITY
----                                                              -----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith
     Incorporated(1)....................................        Delaware
     Broadcort Capital Corp. ...........................        Delaware
     Merrill Lynch Life Agency Inc.(2)..................        Washington
     Merrill Lynch Professional Clearing Corp.(3).......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware

                                                                          STATE OF
NAME                                                              JURISDICTION AND ENTITY
----                                                              -----------------------
  Merrill Lynch Group, Inc. ............................        Delaware
     Merrill Lynch Investment Managers Group
       Limited(4).......................................        England
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
     Merrill Lynch Investment Managers, L.P.(5).........        Delaware
       MLIM Alternative Strategies LLC..................        Delaware
     Merrill Lynch Capital Partners, Inc. ..............        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc. ...............        Delaware
     Merrill Lynch Trust Company FSB....................        New Jersey
     MLDP Holdings, Inc.(6).............................        Delaware
       Merrill Lynch Derivative Products AG.............        Switzerland
     ML IBK Positions, Inc. ............................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
     ML Leasing Equipment Corp.(7)......................        Delaware
     Merrill Lynch Canada Holdings Company..............        Nova Scotia
       Merrill Lynch Canada Finance Company.............        Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ................        Ontario
          Merrill Lynch Canada Inc. ....................        Canada
  Merrill Lynch Bank USA................................        Utah
       Merrill Lynch Business Financial Services
          Inc. .........................................        Delaware
       Merrill Lynch Credit Corporation.................        Delaware
       Merrill Lynch New Jersey Investment
          Corporation...................................        New Jersey
       Merrill Lynch Utah Investment Corporation........        Utah
  Merrill Lynch International Incorporated..............        Delaware
     Merrill Lynch (Australasia) Pty Limited............        New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited....        Victoria, Australia
       Merrill Lynch International (Australia)
          Limited(8)....................................        New South Wales, Australia
  Merrill Lynch International Holdings Inc. ............        Delaware
       Merrill Lynch Bank and Trust Company (Cayman)
          Limited.......................................        Cayman Islands,
                                                                  British West Indies

                                                                          STATE OF
NAME                                                              JURISDICTION AND ENTITY
----                                                              -----------------------
       Merrill Lynch Capital Markets AG.................        Switzerland
       Merrill Lynch Europe PLC.........................        England
          Merrill Lynch Holdings Limited................        England
            Merrill Lynch International(9)..............        England
          Merrill Lynch Capital Markets Espana S.A.
            S.V.B.......................................        Spain
          Merrill Lynch (Singapore) Pte. Ltd.(10).......        Singapore
       Merrill Lynch South Africa (Pty) Ltd.(11)........        South Africa
       Merrill Lynch Mexico, S.A. de C.V., Casa de
          Bolsa.........................................        Mexico
       Merrill Lynch S.A. Sociedad de Bolsa.............        Argentina
       Banco Merrill Lynch S.A. ........................        Brazil
       Merrill Lynch S.A. ..............................        Luxembourg
       Merrill Lynch Europe Ltd. .......................        Cayman Islands,
                                                                  British West Indies
       Merrill Lynch France S.A. .......................        France
          Merrill Lynch Finance S.A. ...................        France
          Merrill Lynch Capital Markets (France)
            S.A. .......................................        France
          Merrill Lynch, Pierce, Fenner & Smith SAF.....        France
       Merrill Lynch (Asia Pacific) Limited.............        Hong Kong
          Merrill Lynch Far East Limited................        Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..........        Japan
     Merrill Lynch Japan Finance Co., Ltd. .............        Japan
  Herzog, Heine, Geduld, LLC............................        Delaware

---------------
(1) MLPF&S also conducts business as "Merrill Lynch & Co."

(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.

(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

(4) Held through several intermediate holding companies.

(5) Merrill Lynch Investment Managers, L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.

(6) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.

(7) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

(8) Held through an intermediate subsidiary.

(9) Partially owned by another indirect subsidiary of ML & Co.

(10) Held through intermediate subsidiaries.

(11) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS

     The number of Contracts in force as of March 31, 2002 was 9,229.

ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 -- INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 -- INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Corporate Fund Accumulation Program, Inc.; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; The Municipal Fund Accumulation Program, Inc.; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; and Equity Investor Fund.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

  NAME AND PRINCIPAL
   BUSINESS ADDRESS       POSITIONS AND OFFICES WITH UNDERWRITER
  ------------------      --------------------------------------
E. Stanley O'Neal(1)     Director, Chairman of the Board, and
                           Chief Executive Officer
Rosemary T. Berkery(1)   Executive Vice President
Thomas W. Davis(1)       Executive Vice President
Barry S. Friedberg(1)    Executive Vice President
James P. Gorman(1)       Executive Vice President
Jerome P. Kenney(1)      Executive Vice President
John A. McKinley(1)      Executive Vice President
Thomas H. Patrick(1)     Director and Executive Vice President
George A. Schieren(2)    Director, General Counsel and Senior Vice
                           President
John C. Stomber(3)       Senior Vice President and Treasurer
Arshad R. Zakaria(4)     Executive Vice President

---------------
     (1) 4 World Financial Center, 32nd Floor, New York, NY 10080

     (2) 4 World Financial Center, 12th Floor, New York, NY 10080

     (3) 4 World Financial Center, 18th Floor, New York, NY 10080

     (4) 4 World Financial Center, 8th Floor, New York, NY 10080

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 7 Roszel Road, Princeton, New Jersey 08540 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Township of Princeton, State of New Jersey, on this 19th day of June, 2002.

                                           Merrill Lynch Life Variable
                                           Annuity
                                           Separate Account A
                                                   (Registrant)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           Merrill Lynch Life Insurance
                                           Company
                                                    (Depositor)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities indicated on June 19, 2002.

                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director and Senior Vice President
---------------------------------------------
             Michael P. Cogswell

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Matthew J. Rider

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST


Exhibit 10(a)  Written Consent of Sutherland Asbill & Brennan LLP.

Exhibit 10(b)  Written Consent of Deloitte & Touche LLP, independent auditors.

Exhibit 10(c)  Written Consent of Barry G. Skolnick, Esq.